NOTE 22. CONDENSED PARENT COMPANY FINANCIAL INFORMATION OF AUTOCHINA INTERNATIONAL LIMITED	12 Months Ended
Dec. 31, 2014
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
CONDENSED PARENT COMPANY FINANCIAL INFORMATION OF AUTOCHINA INTERNATIONAL LIMITED

The Company records its investments in its subsidiaries under the equity method of accounting. Such investments are presented on the separate condensed balance sheets of the Company as “Long-term investments in subsidiaries”.

The subsidiaries did not pay any dividends to the Company for the periods presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The footnote disclosures represent supplemental information relating to the operations of the Company, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company.

As of December 31, 2014 and 2013, there were no material contingencies, significant capital and other commitments, provisions for long-term obligations, or guarantees of the Company, except as separately disclosed in the Company’s Consolidated Financial Statements, if any.

Condensed Balance Sheets

	December 31,
	2014	2013

Assets
Cash and cash equivalents	$118	$96
Prepaid expenses and other current assets	8	17
Investment in subsidiaries	191,786	176,628
Due from subsidiaries	71,774	76,607
Total assets	$263,686	$253,348

Liabilities
Other payables and accrued liabilities	$634	$543

Shareholders’ equity
Ordinary shares - $0.001 par value authorized – 1,000,000,000 shares; issued and outstanding – 23,549,644 shares at December 31, 2014, respectively; and $0.001 par value authorized – 100,000,000 shares; issued and outstanding – 23,545,939 shares at December 31, 2013, respectively	24	24
Additional paid-in capital	328,884	327,631
Accumulated losses	(96,496)	(106,662)
Accumulated other comprehensive income	30,640	31,812
Total shareholders’ equity	263,052	252,805

Total liabilities and shareholders’ equity	$263,686	$253,348

Condensed Statement of Income

	Years ended December 31,
	2014	2013	2012

Equity in profit of subsidiaries	$16,330	$16,125	$29,630

General and administrative expenses	2,168	4,620	6,140
Litigation expense	4,350	—	—
Other income	(354)	(323)	(59)
Total operating expenses	6,164	4,297	6,081

Income from operations	10,166	11,828	23,549
Net income	$10,166	$11,828	$23,549

Condensed Statement of Cash flows

	December 31,
	2014	2013	2012

Net cash and cash equivalents (used in) provided by operating activities	$(4,811)	$(643)	$83,799
Net cash and cash equivalents provided by investing activities	4,833	644	7,543
Net cash and cash equivalents used in financing activities	—	—	(91,327)
Cash and cash equivalents, beginning of the year	96	95	80
Cash and cash equivalents, end of the year	$118	$96	$95